Restatement of Previously Issued Financial Statements - Summarry of the Effect of Revision on Financial Statement (Details)	May 28, 2021 USD ($) shares
Balance Sheet (unaudited)
Class A common stock subject to possible redemption	$ 230,000,000
Additional paid-in capital	0
Accumulated deficit	(6,002,944)
Total stockholders' equity (deficit)	(6,002,297)
Common Class A [Member]
Balance Sheet (unaudited)
Class A common stock subject to possible redemption	230,000,000
Class A common stock	$ 72
Shares of Class A common stock subject to possible redemption | shares	23,000,000
Shares of Class A common stock | shares	715,500
As Previously Reported [Member]
Balance Sheet (unaudited)
Additional paid-in capital	$ 5,008,154
Accumulated deficit	(8,836)
Total stockholders' equity (deficit)	5,000,003
As Previously Reported [Member] | Common Class A [Member]
Balance Sheet (unaudited)
Class A common stock subject to possible redemption	218,997,700
Class A common stock	$ 110
Shares of Class A common stock subject to possible redemption | shares	21,899,770
Shares of Class A common stock | shares	1,100,230
Adjustments [Member]
Balance Sheet (unaudited)
Additional paid-in capital	$ (5,008,154)
Accumulated deficit	(5,994,108)
Total stockholders' equity (deficit)	(11,002,300)
Adjustments [Member] | Common Class A [Member]
Balance Sheet (unaudited)
Class A common stock subject to possible redemption	11,002,300
Class A common stock	$ (38)
Shares of Class A common stock subject to possible redemption | shares	1,100,230
Shares of Class A common stock | shares	(384,730)